SUPPLEMENT DATED DECEMBER 9, 2022 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN INDEX, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, and the current Statement of Additional Information (“SAI”) for VanEck ETF Trust (the “Trust”) regarding VanEck Vietnam ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on December 1, 2022, the Board of Trustees of the Trust considered and unanimously approved: (i) changing the Fund’s benchmark index from the MVIS® Vietnam Index to the MarketVector Vietnam Local Index; (ii) changing the Fund’s investment objective; and (iii) changing the Fund’s principal investment strategy.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Vietnam Index. Accordingly, after the close of trading on the Cboe BZX Exchange, Inc. on or about March 17, 2023 (the “Effective Date”), the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector Vietnam Local Index. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Effective on the Effective Date, all references in the Fund’s Summary Prospectus, Prospectus and the current SAI to the “MVIS® Vietnam Index” will be deleted and replaced with the “MarketVector Vietnam Local Index.”

In connection with the change to the Fund’s benchmark index, investment objective and principal investment strategy, on the Effective Date, the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Vietnam Index includes securities of Vietnamese companies. A company is generally considered to be a Vietnamese company if it is incorporated in Vietnam. Such companies may include small- and medium-capitalization companies. As of November 30, 2022, the Vietnam Index included 47 securities of companies with a market capitalization range of between approximately $118 million and $15.6 billion and a weighted average market capitalization of $4.84 billion. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Vietnam Index by investing in a portfolio of securities that generally replicates the Vietnam Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Vietnam Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Vietnam Index.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Vietnam Index concentrates in an industry or group of industries. As of November 30, 2022, each of the real estate, consumer staples, financials and basic materials sectors represented a significant portion of the Vietnam Index.

Additionally, the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus and Prospectus, will be modified to include the following risk factor with respect to the Fund:

Risk of Investing in the Basic Materials Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

The Risk of Investing in the Basic Materials Sector currently included in the “Additional Information About the Funds’ Investment Strategies and Risks - Risk of Investing in the Funds" section of the Fund's Prospectus is hereby modified to include VanEck Vietnam ETF in the list of funds to which the risk applies.

Additionally, the “Risk of Investing in the Consumer Discretionary Sector” and "Risk of Investing in the Industrials Sector" included under the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus and Prospectus and the “Additional Information about the Funds’ Investment Strategies and Risks - Risk of Investing in the Funds” section of the Fund’s Prospectus will be deleted with respect to the Fund.

Additionally, the section entitled “MVIS® Vietnam Index” in the Prospectus will be deleted and replaced with the following:

MarketVector Vietnam Local Index

The Vietnam Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded companies that are incorporated in Vietnam.

To be initially eligible for the Vietnam Index, (i) companies must be incorporated in Vietnam and (ii) their stocks must have a market capitalization of greater than $150 million as of the end of the month prior to the month in which a rebalancing date occurs.

The Vietnam Index is the exclusive property of MarketVector IndexesTM (“MarketVector”) (a wholly owned subsidiary of the Adviser, which has contracted with a third party calculation agent to maintain and calculate the Vietnam Index. The calculation agent uses its best efforts to ensure that the Vietnam Index is calculated correctly. Irrespective of its obligations towards MarketVector, the calculation agent has no obligation to point out errors in the Vietnam Index to third parties. VanEck Vietnam ETF is not sponsored, endorsed, sold or promoted by MarketVector and MarketVector makes no representation regarding the advisability of investing in VanEck Vietnam ETF.

The Vietnam Index is reconstituted and rebalanced quarterly. MarketVector may delay or change a scheduled rebalancing or reconstitution of the Vietnam Index or the implementation of certain rules at its sole discretion.

Additionally, the section entitled “License Agreements and Disclaimers” in the Prospectus and SAI with respect to the Fund will be deleted in its entirety and replaced with the following:

The information contained herein regarding the Vietnam Index was provided by MarketVector, which is a wholly owned subsidiary of the Adviser.

The Adviser has entered into a licensing agreement with MarketVector to use the Vietnam Index. The VanEck Vietnam ETF is entitled to use the Vietnam Index pursuant to a sub-licensing arrangement with the Adviser.

Shares of the VanEck Vietnam ETF are not sponsored, endorsed, sold or promoted by MarketVector. MarketVector makes no representation or warranty, express or implied, to the owners of Shares of the VanEck Vietnam ETF or any member of the public regarding the advisability of investing in securities generally or in the Shares of the VanEck Vietnam ETF particularly or the ability of the Vietnam Index to track the performance of its respective securities market. MarketVector's only relationship to the Adviser is the licensing of certain service marks and trade names and of the Vietnam Index that are determined, composed and calculated by MarketVector without regard to the Adviser or the Shares of the VanEck Vietnam ETF. MarketVector has no obligation to take the needs of the Adviser or the owners of Shares of the VanEck Vietnam ETF into consideration in determining, composing or calculating the Vietnam Index. MarketVector is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of the VanEck Vietnam ETF to be issued or in the determination or calculation of the equation by which the Shares of the VanEck Vietnam ETF are to be converted into cash. MarketVector has no obligation or liability in connection with the administration, marketing or trading of the Shares of the VanEck Vietnam ETF.

MARKETVECTOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE VIETNAM INDEX OR ANY DATA INCLUDED THEREIN AND MARKETVECTOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MARKETVECTOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF SHARES OF THE VANECK VIETNAM ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VIETNAM INDEX OR ANY DATA INCLUDED THEREIN. MARKETVECTOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VIETNAM INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MARKETVECTOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Shares of the VanEck Vietnam ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Vietnam Index and/or its trade mark or its price at any time or in any other respect. The Vietnam Index is calculated and maintained by Solactive AG. Solactive AG uses its best efforts to ensure that the Vietnam Index is calculated correctly. Irrespective of its obligations towards MarketVector, Solactive AG has no obligation to point out errors in the Vietnam Index to third parties including but not limited to investors and/or financial intermediaries of the VanEck Vietnam ETF. Neither publication of the Vietnam Index by Solactive AG nor the licensing of the Vietnam Index or its trade mark for the purpose of use in connection with the VanEck Vietnam ETF constitutes a recommendation by Solactive AG to invest capital in the VanEck Vietnam ETF nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the VanEck Vietnam ETF. Solactive AG is not responsible for fulfilling the legal requirements concerning the accuracy and completeness of the prospectus of the VanEck Vietnam ETF.
Please retain this supplement for future reference.